Note Q - Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income	$ 898	$ 1,653	$ 1,741	$ 3,217	$ 2,024	$ 358	$ 1,706	$ 2,832	$ 1,898	$ 1,642	$ 1,410	$ 3,624	$ 7,509	$ 6,920	$ 8,574
Adjustments to reconcile net income to net cash provided by operating activities:
Common stock issued to ESOP													(428)	(575)
Change in other assets													347	1,717	(678)
Net cash provided by operating activities													14,496	13,366	10,398
Cash flows from investing activities:
Net cash provided by (used in) investing activities													(42,180)	(38,434)	(4,938)
Cash flows from financing activities:
Proceeds from common stock through dividend reinvestment													715
Cash dividends paid													(3,932)	(3,585)	(3,665)
Net cash provided by (used in) financing activities													62,091	19,704	9,093
Cash and cash equivalents:
Cash and cash equivalents at beginning of year				40,166				45,530				30,977	40,166	45,530	30,977
Cash and cash equivalents at end of year	74,573				40,166				45,530				74,573	40,166	45,530
Parent Company [Member]
Net income													7,509	6,920	8,574
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries													(3,605)	(719)	(5,422)
Common stock issued to ESOP													428	575
Change in other assets													(15)	11	(16)
Change in other liabilities													(97)	318	(141)
Net cash provided by operating activities													4,220	7,105	2,995
Cash flows from investing activities:
Cash paid for Milton Bancorp, Inc. acquisition														(7,431)
Change in notes receivable													100	461	(100)
Net cash provided by (used in) investing activities													100	(6,970)	(100)
Cash flows from financing activities:
Change in notes payable													(558)	3,964	128
Proceeds from common stock through dividend reinvestment													715
Cash dividends paid													(3,932)	(3,585)	(3,665)
Net cash provided by (used in) financing activities													(3,775)	379	(3,537)
Cash and cash equivalents:
Change in cash and cash equivalents													545	514	(642)
Cash and cash equivalents at beginning of year				$ 2,747				$ 2,233				$ 2,875	2,747	2,233	2,875
Cash and cash equivalents at end of year	$ 3,292				$ 2,747				$ 2,233				$ 3,292	$ 2,747	$ 2,233